Basis of Financial Presentation and Summary of Significant Accounting Policies Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Valuation allowance for deferred tax assets	$ 124,525	$ 129,862